Basis of Preparation and Accounting Policies - Summary of Estimated Useful Lives of Vessel and Ship Components (Details)	12 Months Ended
Dec. 31, 2024
River Vessels - Hull and Superstructure | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
River Vessels - Hull and Superstructure | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
River Vessels - Machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
River Vessels - Machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
River Vessels - Hotel and Restaurant
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
River Vessels - Navigation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Ocean and Expedition Ships - Hull, Deck and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	32 years
Ocean and Expedition Ships - Interior
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	24 years